UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2012 – June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

Semi-Annual Report (Unaudited)

June 30, 2012

•  JNL® Investors Series Trust

JNL Investors Series Trust (Unaudited)

Schedules of Investments

June 30, 2012

JNL/PPM America Total Return Fund

Sector Weightings:	Percentage of Total Investments
U.S. Government Agency MBS	21.9%
Financials	18.9
Government Securities	14.3
Non-U.S. Government Agency ABS	8.2
Energy	4.5
Materials	3.2
Utilities	2.8
Consumer Discretionary	2.7
Consumer Staples	1.6
Health Care	1.4
Industrials	1.3
Telecommunication Services	0.8
Information Technology	0.3
Short Term Investments	18.1
Total Investments	100.0%

	Shares/Par	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.8%
American Airlines Pass-Through Trust, 10.38%, 07/02/19 (a)	$160,771	$173,633
American Express Credit Account Master Trust, 1.29%, 04/17/17 (b) (c)	1,479,000	1,485,536
AmeriCredit Automobile Receivables Trust
0.71%, 12/08/15	2,264,000	2,264,061
1.73%, 02/08/17	1,080,000	1,083,787
1.59%, 07/10/17	473,000	472,787
Banc of America Commercial Mortgage Inc. REMIC, 5.72%, 02/10/51 (b)	800,000	920,895
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/42 (b)	500,000	581,689
5.69%, 06/11/50 (b)	300,000	345,509
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	2,500,000	2,713,552
CenterPoint Energy Transition Bond Co. LLC, 3.03%, 10/15/25	1,316,000	1,387,733
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	758,000	765,580
4.15%, 04/11/24 (a)	1,065,000	1,046,362
Countrywide Asset-Backed Certificates REMIC, 4.95%, 04/25/33 (b)	63,762	64,714
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (c)	3,305,158	3,540,459
Delta Air Lines Pass-Through Trust - Class A
6.20%, 07/02/18	1,064	1,152
4.95%, 05/23/19	229,055	243,371
Ford Credit Auto Owner Trust
1.65%, 05/15/16	3,345,000	3,405,013
1.15%, 06/15/17	2,000,000	2,020,032
Goldman Sachs Mortgage Securities Corp. II, 4.91%, 01/10/45 (c)	847,000	927,429
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	139,000	154,197
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.92%, 02/12/49 (b)	1,860,000	2,108,029
LB-UBS Commercial Mortgage Trust REMIC, 5.43%, 02/15/40	300,000	334,880
Morgan Stanley Capital I REMIC, 6.08%, 06/11/49 (b)	2,750,000	3,115,478
Morgan Stanley Re-REMIC Trust, 6.00%, 08/12/45 (b) (c)	1,500,000	1,699,822
Sierra Receivables Funding Co. LLC, 2.84%, 11/20/28 (c)	1,601,565	1,611,186
United Air Lines Inc., 9.75%, 01/15/17	83,489	94,968
Total Non-U.S. Government Agency Asset-Backed Securities (cost $31,401,651)		32,561,854

CORPORATE BONDS AND NOTES - 43.5%

CONSUMER DISCRETIONARY - 3.2%
Atlantic Broadband Finance LLC 1st Lien Term Loan, 5.25%, 04/15/19 (b)	1,429,000	1,429,600
Delphi Corp.
5.88%, 05/15/19 (a)	800,000	854,000
6.13%, 05/15/21 (a)	185,000	202,113
EMI Music Publishing Ltd. Term Loan, 5.50%, 03/15/18 (b)	598,000	600,242
MGM Resorts International
7.63%, 01/15/17 (a)	1,000,000	1,032,500
9.00%, 03/15/20 (a)	1,100,000	1,221,000
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (c)	100,000	110,500
Nara Cable Funding Ltd., 8.88%, 12/01/18 (a) (c)	808,000	694,880
News America Inc., 6.15%, 02/15/41	760,000	888,711
O’Reilly Automotive Inc., 4.63%, 09/15/21 (a)	100,000	104,506
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (c)	53,000	57,770
6.54%, 10/01/20 (c)	950,000	975,460
Shea Homes LP, 8.63%, 05/15/19	627,000	674,025
Target Corp., 4.00%, 07/01/42	500,000	492,513
TRW Automotive Inc., 7.25%, 03/15/17 (c)	100,000	114,250
Volvo AB, 5.95%, 04/01/15 (c)	177,000	193,115
Wynn Las Vegas LLC, 7.75%, 08/15/20 (a)	1,100,000	1,218,250
		10,863,435
CONSUMER STAPLES - 1.9%
Bunge Ltd. Finance Co., 8.50%, 06/15/19	100,000	124,844
Kraft Foods Group Inc., 5.00%, 06/04/42 (c)	523,000	553,531
Lorillard Tobacco Co., 7.00%, 08/04/41	562,000	609,592
Molson Coors Brewing Co.
3.50%, 05/01/22 (a)	176,000	180,714
5.00%, 05/01/42 (a)	1,086,000	1,173,284
Reynolds Group Issuer Inc., 7.88%, 08/15/19 (a) (c)	750,000	811,875
SABMiller Holdings Inc., 3.75%, 01/15/22 (c)	1,652,000	1,756,824
Sysco Corp., 2.60%, 06/12/22	1,258,000	1,253,616
		6,464,280
ENERGY - 5.3%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (a)	747,000	631,215
BP Capital Markets Plc, 3.25%, 05/06/22	2,222,000	2,300,637
DCP Midstream Operating LP, 4.95%, 04/01/22	1,704,000	1,748,882
Dolphin Energy Ltd., 5.89%, 06/15/19 (a) (c)	164,082	179,670
El Paso Pipeline Partners Operating Co. LLC, 7.50%, 11/15/40	500,000	633,577
Energen Corp., 4.63%, 09/01/21	258,000	266,250
Energy Transfer Partners LP, 6.50%, 02/01/42	885,000	948,401
Ensco Plc
3.25%, 03/15/16	300,000	315,025
4.70%, 03/15/21 (a)	1,600,000	1,742,782
Enterprise Products Operating LLC, 5.95%, 02/01/41	700,000	791,601
Everest Acquisition LLC
6.88%, 05/01/19 (a) (c)	1,000,000	1,045,000
9.38%, 05/01/20 (c)	1,173,000	1,215,521

See accompanying Notes to Financial Statements.

	Shares/Par	Value
Petrobras International Finance Co.
2.88%, 02/06/15 (a)	2,069,000	2,100,035
3.88%, 01/27/16	1,000,000	1,032,440
6.75%, 01/27/41	325,000	381,220
Petroleos Mexicanos, 5.50%, 06/27/44 (a) (c)	585,000	598,163
Transocean Inc., 6.38%, 12/15/21 (a)	1,224,000	1,399,973
Weatherford International Ltd., 5.95%, 04/15/42 (a)	500,000	525,952
		17,856,344
FINANCIALS - 21.4%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (c)	1,696,000	2,046,889
American International Group Inc., 8.25%, 08/15/18	1,600,000	1,931,499
AON Corp., 8.21%, 01/01/27	100,000	115,539
Bank of America Corp.
5.63%, 10/14/16	1,150,000	1,222,176
7.63%, 06/01/19	1,400,000	1,646,233
Bank of America NA, 6.10%, 06/15/17	2,450,000	2,619,618
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42	596,000	611,322
BlackRock Inc., 3.38%, 06/01/22 (a)	1,062,000	1,077,641
Chubb Corp., 6.38%, 03/29/67 (b)	100,000	103,250
Citigroup Inc.
2.65%, 03/02/15	3,000,000	2,999,634
6.00%, 08/15/17	2,205,000	2,415,350
Corp. Andina de Fomento
3.75%, 01/15/16	2,500,000	2,598,097
4.38%, 06/15/22 (a)	850,000	868,217
Credit Suisse AG
1.63%, 03/06/15 (c)	2,381,000	2,389,405
2.60%, 05/27/16 (a) (c)	1,750,000	1,797,896
5.40%, 01/14/20	1,125,000	1,170,077
CubeSmart LP, 4.80%, 07/15/22 (a)	852,000	861,282
Duke Realty LP, 8.25%, 08/15/19	100,000	122,872
Ford Motor Credit Co. LLC
5.63%, 09/15/15	2,000,000	2,173,712
5.00%, 05/15/18	2,248,000	2,387,111
General Electric Capital Corp. - Series A
7.13% (callable at 100 beginning 06/15/22) (d)	1,100,000	1,162,106
4.63%, 01/07/21	1,200,000	1,319,882
Goldman Sachs Group Inc.
3.30%, 05/03/15	2,000,000	1,999,724
6.75%, 10/01/37	275,000	269,515
Hartford Financial Services Group Inc.
5.13%, 04/15/22 (a)	649,000	668,312
6.63%, 04/15/42	405,000	417,156
HSBC Bank Plc, 1.63%, 07/07/14 (a) (c)	2,500,000	2,520,198
HSBC USA Inc, 9.50%, 04/15/14	145,000	160,476
Hyundai Capital America, 3.75%, 04/06/16 (c)	670,000	694,820
Hyundai Capital Services Inc.
6.00%, 05/05/15 (c)	1,100,000	1,196,632
4.38%, 07/27/16 (c)	200,000	210,195
4.00%, 06/08/17 (c)	450,000	465,585
ING Bank NV, 3.75%, 03/07/17 (a) (c)	1,500,000	1,492,964
International Lease Finance Corp.
6.50%, 09/01/14 (c)	150,000	158,250
4.88%, 04/01/15 (a)	2,000,000	2,009,898
6.75%, 09/01/16 (c)	1,100,000	1,182,500
7.13%, 09/01/18 (a) (c)	1,000,000	1,102,500
8.63%, 01/15/22 (a)	750,000	868,554
IPIC GMTN Ltd., 5.50%, 03/01/22 (c)	1,000,000	1,090,000
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (d)	1,200,000	1,315,548
JPMorgan Chase Bank NA, 5.88%, 06/13/16	1,500,000	1,644,965
Macquarie Group Ltd., 7.30%, 08/01/14 (c)	150,000	159,695
MetLife Global Funding I Inc., 2.50%, 09/29/15 (c)	3,000,000	3,074,775
Morgan Stanley, 3.80%, 04/29/16 (a)	1,157,000	1,120,904
Murray Street Investment Trust I, 4.65%, 03/09/17 (e)	2,250,000	2,254,340
National Bank of Canada, 1.50%, 06/26/15	1,176,000	1,179,619
Nordea Bank AB, 3.13%, 03/20/17 (a) (c)	697,000	699,975
Pricoa Global Funding I, 5.30%, 09/27/13 (c)	255,000	268,130
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (b)	3,250,000	3,056,755
Swiss Re Solutions Holding Corp., 7.75%, 06/15/30 (a)	200,000	248,091
UBS AG, 2.25%, 03/30/17 (c)	1,500,000	1,504,611
UPCB Finance VI Ltd., 6.88%, 01/15/22 (a) (c)	1,212,000	1,236,240
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (a) (d)	1,200,000	1,317,000
1.50%, 07/01/15	2,000,000	2,001,512
		71,229,247
HEALTH CARE - 1.7%
Amgen Inc., 3.63%, 05/15/22 (a)	1,100,000	1,137,494
Aristotle Holding Inc., 2.75%, 11/21/14 (c)	2,400,000	2,451,346
GlaxoSmithKline Capital Plc, 2.85%, 05/08/22	919,000	934,813
Memorial Sloan-Kettering Cancer Center, 5.00%, 07/01/42	997,000	1,149,162
		5,672,815
INDUSTRIALS - 1.5%
ADT Corp.
2.25%, 07/15/17 (c)	1,379,000	1,385,467
3.50%, 07/15/22 (c)	1,273,000	1,277,272
Ashtead Capital Inc., 6.50%, 07/15/22 (c)	251,000	251,000
BAA Funding Ltd., 2.50%, 06/25/15 (c)	810,000	814,533
United Technologies Corp., 4.50%, 06/01/42	1,128,000	1,239,001
		4,967,273
INFORMATION TECHNOLOGY - 0.4%
Viasat Inc., 6.88%, 06/15/20 (c)	1,223,000	1,235,230

MATERIALS - 3.8%
Cemex SAB de CV, 9.00%, 01/11/18 (c)	625,000	557,813
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (a) (c)	500,000	502,500
8.25%, 11/01/19 (c)	800,000	848,000
Freeport-McMoRan Copper & Gold Inc., 3.55%, 03/01/22	719,000	707,408
Ineos Finance Plc, 7.50%, 05/01/20 (c)	387,000	389,903
Methanex Corp., 5.25%, 03/01/22	1,699,000	1,762,729
Rock-Tenn Co.
4.45%, 03/01/19 (a) (c)	314,000	322,538
4.90%, 03/01/22 (a) (c)	181,000	186,464
Sappi Papier Holding GmbH
7.75%, 07/15/17 (c)	1,337,000	1,353,712
8.38%, 06/15/19 (c)	706,000	706,883
Teck Resources Ltd.
10.75%, 05/15/19	3,270,000	3,932,175
5.20%, 03/01/42 (a)	375,000	359,295
Verso Paper Holdings LLC, 11.75%, 01/15/19 (a) (c)	911,000	920,110
		12,549,530
TELECOMMUNICATION SERVICES - 1.0%
Crown Castle Towers LLC, 4.88%, 08/15/20 (c)	1,450,000	1,574,288
Santander Holdings USA Inc., 4.63%, 04/19/16 (a)	1,550,000	1,497,849
Telecom Italia Capital SA, 6.18%, 06/18/14	150,000	151,125

See accompanying Notes to Financial Statements.

	Shares/Par	Value
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	100,000	100,512
		3,323,774
UTILITIES - 3.3%
Abu Dhabi National Energy Co., 4.75%, 09/15/14 (c)	175,000	184,013
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (c)	630,000	713,073
GenOn Energy Term Loan B, 6.00%, 09/20/17 (b)	98,500	97,392
Ipalco Enterprises Inc., 5.00%, 05/01/18	1,100,000	1,113,750
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	987,000	1,104,542
MidAmerican Energy Co., 6.13%, 04/01/36	939,000	1,174,920
Oglethorpe Power Corp., 5.25%, 09/01/50 (a)	104,000	120,117
Oncor Electric Delivery Co., 6.80%, 09/01/18 (a)	2,250,000	2,689,335
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (a) (c)	1,379,000	1,405,958
5.30%, 06/01/42 (c)	360,000	379,119
Pacific Gas & Electric Co., 4.45%, 04/15/42	314,000	329,614
PPL WEM Holdings Plc, 3.90%, 05/01/16 (c)	200,000	209,612
Puget Energy Inc., 6.00%, 09/01/21	1,350,000	1,436,899
		10,958,344
Total Corporate Bonds and Notes (cost $139,655,906)		145,120,272

GOVERNMENT AND AGENCY OBLIGATIONS - 42.9%

GOVERNMENT SECURITIES - 16.9%
U.S. Treasury Securities - 16.9%
U.S. Treasury Bond
4.38%, 05/15/41	125,000	166,953
3.75%, 08/15/41	3,968,000	4,785,162
3.13%, 11/15/41	1,200,000	1,290,000
U.S. Treasury Note
0.25%, 05/15/15	5,200,000	5,177,250
0.88%, 11/30/16 - 02/28/17	23,385,000	23,589,892
1.00%, 03/31/17	3,115,000	3,157,831
0.63%, 05/31/17	1,900,000	1,891,243
2.00%, 11/15/21 - 02/15/22	10,985,000	11,369,547
1.75%, 05/15/22	4,950,000	4,990,219
		56,418,097
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.0%
Federal Home Loan Mortgage Corp. - 10.1%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/26 - 02/01/42	2,475,706	2,628,606
3.00%, 07/15/27, TBA (f)	1,942,000	2,030,300
6.00%, 09/01/37	419,643	460,544
5.00%, 02/01/38 - 08/01/40	6,572,502	7,093,223
5.50%, 07/01/38 - 07/01/39	5,391,701	5,862,195
4.50%, 10/01/39 - 07/01/41	7,158,379	7,656,091
4.00%, 01/01/42, TBA (f)	1,841,858	1,958,215
5.00%, 07/15/42, TBA (f)	1,861,000	2,000,284
3.50%, 08/15/42, TBA (f)	3,776,000	3,950,050
		33,639,508
Federal National Mortgage Association - 10.9%
Federal National Mortgage Association
4.50%, 02/01/23	3,601,447	3,863,347
3.50%, 11/01/25	1,707,595	1,806,186
4.00%, 01/01/26	1,124,452	1,196,560
3.00%, 07/15/27, TBA (f)	2,389,000	2,502,851
5.50%, 05/01/33 - 02/01/37	2,767,710	3,037,986
5.00%, 07/01/36	2,145,828	2,328,316
6.00%, 09/01/37	4,373,424	4,819,509
4.50%, 08/01/40, TBA (f)	3,921,446	4,220,477
3.50%, 08/15/40, TBA (f)	6,623,000	6,942,767
4.00%, 07/15/42, TBA (f)	5,371,000	5,715,919
		36,433,918
Government National Mortgage Association - 5.0%
Government National Mortgage Association
5.00%, 01/15/39	3,386,505	3,731,888
4.50%, 07/15/41 - 01/20/42	4,908,385	5,417,072
3.50%, 07/15/42, TBA (f)	2,540,000	2,714,625
4.00%, 12/31/49, TBA (f)	4,334,000	4,727,446
		16,591,031
Total Government and Agency Obligations (cost $141,894,438)		143,082,554

COMMON STOCKS - 0.0%

FINANCIALS - 0.0%
Citigroup Inc.	1,226	33,605
Total Common Stocks (cost $29,128)		33,605

PREFERRED STOCKS - 0.8%

FINANCIALS - 0.8%
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 5/1/22), Series P (d)	58,000	1,528,300
US BanCorp., 6.00%, (callable at 25 beginning 4/15/17), Series G (d)	35,000	958,300
Total Preferred Stocks (cost $2,325,000)		2,486,600

TRUST PREFERREDS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	35,000	955,150
Total Trust Preferreds (cost $906,360)		955,150

SHORT TERM INVESTMENTS - 21.5%
Investment Company - 11.4%
JNL Money Market Fund, 0.09% (g) (h)	37,906,002	37,906,002

Securities Lending Collateral - 10.1%
Securities Lending Cash Collateral Fund LLC, 0.34% (g) (h)	33,697,620	33,697,620
Total Short Term Investments (cost $71,603,622)		71,603,622

Total Investments - 118.8% (cost $387,816,105)		395,843,657
Other Assets and Liabilities, Net - (18.8%) (i)		(62,579,944)
Total Net Assets - 100.0%		$333,263,713

(a)	All or portion of the security was on loan.
(b)	Variable rate security. Rate stated was in effect as of June 30, 2012.
(c)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was $58,631,596.

(d)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(e)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2012.
(f)	Investment purchased on a delayed delivery basis. As of June 30, 2012, the total payable of investments purchased on a delayed delivery basis was $42,611,849.
(g)	Investment in affiliate.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.
(i)	Cash is pledged as collateral for open futures contracts. As of June 30, 2012, total value of collateral was $144,565.

See accompanying Notes to Financial Statements.

JNL Money Market Fund

Sector Weightings:	Percentage of Total Investments
U.S. Government Agency MBS	16.6%
Government Securities	9.2
Financials	3.3
Consumer Discretionary	0.2
Short Term Investments	70.7
Total Investments	100.0%

	Shares/Par	Value
CORPORATE BONDS AND NOTES - 3.4%

CONSUMER DISCRETIONARY - 0.2%
Target Corp., 0.49%, 01/11/13 (a)	$4,750,000	$4,750,000

FINANCIALS - 3.2%
General Electric Capital Corp.
0.64%, 07/27/12 (a)	85,000	85,012
0.60%, 08/02/12 (a)	4,000,000	4,000,472
2.00%, 09/28/12	8,906,000	8,943,615
JPMorgan Chase & Co., 5.38%, 10/01/12	16,129,000	16,329,338
MetLife Global Funding I, 2.50%, 01/11/13 (b)	2,600,000	2,624,470
MetLife Institutional Funding II, 0.87%, 07/12/12 (a) (b)	6,500,000	6,501,280
New York Life Global Funding, 2.25%, 12/14/12 (b)	6,630,000	6,687,616
Toyota Motor Credit Corp., 0.90%, 01/15/13 (a)	13,800,000	13,800,000
Wells Fargo & Co., 4.38%, 01/31/13	9,250,000	9,455,511
		68,427,314
Total Corporate Bonds and Notes (cost $73,177,314)		73,177,314

GOVERNMENT AND AGENCY OBLIGATIONS - 25.1%

GOVERNMENT SECURITIES - 8.9%
Federal Farm Credit Bank - 0.4% (c)
Federal Farm Credit Bank, 1.63%, 12/24/12	8,000,000	8,054,987
Federal Home Loan Mortgage Corp. - 5.1% (c)
Federal Home Loan Mortgage Corp.
0.27%, 09/19/12 (a)	40,000,000	39,998,239
0.31%, 10/12/12 (a)	41,570,000	41,576,200
4.50%, 01/15/13	14,807,000	15,148,226
1.63%, 04/15/13	12,330,000	12,461,551
		109,184,216
Sovereign - 0.3%
Province of Ontario, Canada, 0.62%, 11/19/12 (a)	6,000,000	6,007,261
Treasury Inflation Index Securities - 2.7%
U.S. Treasury Inflation Indexed Note, 3.00%, 07/15/12 (d)	56,844,989	56,902,967
U.S. Treasury Securities - 0.4%
U.S. Treasury Note
1.38% - 3.13%, 11/15/12 — 04/30/13	10,000,000	10,046,294

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 16.2%
Federal Farm Credit Bank - 1.2%
Federal Farm Credit Bank
0.25%, 11/09/12 (a)	15,000,000	14,999,520
0.31%, 11/26/12 (a)	3,500,000	3,500,679
0.23%, 12/05/12 (a)	6,135,000	6,134,200
		24,634,399
Federal Home Loan Bank - 9.8%
Federal Home Loan Bank
0.20%, 01/11/13	4,980,000	4,979,789
0.19%, 03/25/13	70,650,000	70,629,329
0.25%, 03/27/13 - 07/01/13	50,050,000	50,034,559
0.23%, 04/17/13 - 06/04/13	53,875,000	53,872,530
0.22%, 05/03/13	15,100,000	15,097,646
0.24%, 05/10/13	4,000,000	3,999,897
0.27%, 05/21/13	11,000,000	11,000,000
		209,613,750
Federal Home Loan Mortgage Corp. - 3.5%
Federal Home Loan Mortgage Corp.
0.20%, 11/14/12 - 11/26/12	25,850,000	25,850,316
0.21%, 11/14/12	12,500,000	12,501,245
0.19%, 01/09/13	20,000,000	19,998,621
0.31%, 01/22/13 (a)	15,750,000	15,753,566
		74,103,748
Federal National Mortgage Association - 1.7%
Federal National Mortgage Association
0.37%, 12/03/12 (a)	6,000,000	6,002,319
0.34%, 01/10/13 (a)	20,000,000	20,010,117
0.75%, 02/26/13	7,000,000	7,022,560
3.25%, 04/09/13	2,355,000	2,408,997
		35,443,993
Total Government and Agency Obligations (cost $533,991,615)		533,991,615

SHORT TERM INVESTMENTS - 69.0%
Certificates of Deposit - 8.1%
Bank of Montreal
0.50%, 01/04/13 (a)	14,000,000	14,000,000
0.45%, 06/17/13 (a)	15,000,000	15,000,000
Bank of Nova Scotia
0.66%, 10/01/12 (a)	6,500,000	6,503,531
0.77%, 10/18/12 (a)	2,000,000	2,002,822
Branch Banking, 0.26%, 07/09/12	9,000,000	9,000,000
Canadian Imperial Bank of Commerce
0.36%, 08/09/12 (a)	8,700,000	8,700,000
0.35%, 02/04/13	15,000,000	15,000,000
DNB Bank ASA, 0.23%, 08/01/12	11,000,000	11,000,000
Rabobank Nederland NV, 0.56%, 08/14/12	14,000,000	14,000,000
Royal Bank of Canada
0.30%, 07/11/12 (a)	8,600,000	8,600,000
0.50%, 08/24/12	10,000,000	10,003,736
Standard Chartered Bank
0.53%, 07/02/12	15,000,000	15,000,000
0.38%, 10/09/12	10,000,000	10,000,000
0.44%, 11/09/12	10,000,000	10,000,000
Toronto-Dominion Bank
0.32%, 07/10/12	10,000,000	10,000,000
0.27%, 11/02/12	13,000,000	13,000,000
		171,810,089
Commercial Paper - 11.3%
Chariot Funding LLC, 0.17%, 07/23/12	30,000,000	29,996,883
Coca-Cola Co.
0.22%, 08/01/12 (b)	24,200,000	24,195,415
0.21%, 08/13/12 (b)	9,000,000	8,997,743
0.30%, 11/15/12 (b)	11,700,000	11,686,642
DNB Bank ASA, 0.36%, 10/09/12 (b)	10,000,000	9,990,139
General Electric Capital Corp., 0.31%, 07/09/12	17,000,000	16,998,829
JPMorgan Chase & Co., 0.35%, 10/01/12	14,000,000	13,987,478
Jupiter Securitization Corp.
0.17%, 07/26/12 (b)	14,500,000	14,498,288
0.21%, 09/25/12 (b)	14,500,000	14,492,726
Kreditanstalt fuer Wiederaufbau, 0.23%, 08/21/12	19,000,000	18,993,809
Market Street Funding LLC
0.23%, 08/27/12 (b)	13,000,000	12,995,266
0.26%, 09/19/12 (b)	16,000,000	15,990,756
Province of Quebec, Canada
0.20%, 09/18/12 (b)	14,000,000	13,993,856
0.22%, 10/23/12 (b)	15,000,000	14,989,550

See accompanying Notes to Financial Statements.

	Shares/Par	Value
Thunder Bay Funding LLC, 0.19%, 08/02/12 (b)	3,000,000	2,999,493
Toyota Motor Credit Corp., 0.38%, 09/06/12	16,000,000	15,988,684
		240,795,557
Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.09% (e)	54,935	54,935

Repurchase Agreements - 49.6%
Repurchase Agreement with Bank of America Securities, 0.13% (Collateralized by $21,880,900 Federal National Mortgage Association,4.00%, due 07/01/42, value $23,384,908 and $98,472,382 Federal Home Loan Mortgage Corp.,2.79%, due 04/01/42, value $103,299,092) acquired on 06/29/12, due at 07/02/12 at $124,201,345	$124,200,000	124,200,000
Repurchase Agreement with Barclays Bank Plc,0.15% (Collateralized by $94,289,100 U.S. Treasury Bond, 0.25%-2.75%, due 02/15/15-02/15/19, value $94,758,023) acquired on 06/29/12, due at 07/02/12 at $92,901,161	92,900,000	92,900,000
Repurchase Agreement with Barclays Bank Plc, 0.14% (Collateralized by $19,319,073 Government National Mortgage Association, 3.50%-6.50%, due 11/20/38-03/20/61, value $21,216,776 and $80,385,636 Federal National Mortgage Association, 3.50%-4.50% due 08/01/41-06/01/42, value $85,454,916 and $57,259,186 Federal Home Loan Mortgage Corp., 4.00%-5.00% due 04/01/33-01/01/41, value $61,628,309) acquired on 06/29/12, due 07/05/12 at $165,004,492	165,000,000	165,000,000
Repurchase Agreement with Barclays Bank Plc, 0.14% (Collateralized $60,433,647 Federal National Mortgage Association, 3.50%-4.00%, due 02/01/26-04/01/42, value $64,460,457 and $25,819,127 Federal Home Loan Mortgage Corp., 3.50%-4.00%, due 10/01/40-03/01/42, value $27,443,916 and $40,207 Government National Mortgage Association, 6.00%, due 05/20/40, value $45,293) acquired on 06/25/12, due 07/02/12 at $90,002,450	90,000,000	90,000,000
Repurchase Agreement with BNP Paribas Securities, 0.20% (Collateralized by $48,256,500 Federal National Mortgage Association, 3.50%-6.50%, due 04/01/16-03/01/42, value $53,146,682 and $25,343,991 Federal Home Loan Mortgage Corp., 2.50%-6.50%, due 05/01/18-06/01/41, value $27,470,956 and $846,573 Government National Mortgage Association, 6.00%, due 07/15/34, value $961,857) acquired on 06/29/12,due 07/30/12 at $80,014,222 (f)	80,000,000	80,000,000
Repurchase Agreement with Deutsche Bank AG, 0.20% (Collateralized by $11,672,900 U.S. Treasury Bond, 2.00%, due 02/15/22, value $12,240,058) acquired on 06/29/12, due at 07/02/12 at $12,000,200	12,000,000	12,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.19% (Collateralized by $74,498,359 Federal National Mortgage Association, 2.31%-4.50%, due 06/01/27-06/01/41, value $78,164,886 and $70,170,870 Federal Home Loan Mortgage Corp., 3.50%-6.50% due 11/01/25-04/01/42, value $74,835,114) acquired on 06/29/12, due 07/03/12 at $150,004,750	150,000,000	150,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.19% (Collateralized by $86,225,219 Federal National Mortgage Association, 2.99%-4.00%, due 03/01/26-06/01/41, value $92,203,180 and $55,489,661 Federal Home Loan Mortgage Corp., 3.50%-4.50%, due 01/01/26-06/01/31, value $59,796,821) acquired on 06/29/12, due at 07/02/12 at $150,003,958	150,000,000	150,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $90,071,785 Federal National Mortgage Association, 4.00%-4.50%, due 10/01/19-02/01/41,value $96,900,000) acquired on 06/28/12, due at 07/05/12 at $95,003,694	95,000,000	95,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $90,681,160 Federal National Mortgage Association, 3.50%-4.50%, due 02/01/41-07/01/42, value $96,900,000) acquired on 06/29/12, due at 07/06/12 at $95,003,694	95,000,000	95,000,000
		1,054,100,000
Total Short Term Investments (cost $1,466,760,581)		1,466,760,581

Total Investments - 97.5% (cost $2,073,929,510)		2,073,929,510
Other Assets and Liabilities, Net - 2.5%		52,740,215
Total Net Assets - 100.0%		$2,126,669,724

(a)	Variable rate security. Rate stated was in effect as of June 30, 2012.
(b)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was $160,643,239.

(c)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(d)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.
(f)

Restricted security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities Note in the Notes to Schedules of Investments.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

June 30, 2012

Restricted Securities — Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities that have been deemed illiquid, held at June 30, 2012.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL Money Market Fund
Repurchase Agreement with BNP Paribas Securities, 0.20% (Collateralized by $48,256,500 Federal National Mortgage Association, 3.50%-6.50%, due 04/01/16-03/01/42, value $53,146,682 and $25,343,991 Federal Home Loan Mortgage Corp., 2.50%-6.50%, due 05/01/18-06/01/41, value $27,470,956 and $846,573 Government National Mortgage Association, 6.00%, due 07/15/34, value $961,857) acquired on 06/29/12,due 07/30/12 at $80,014,222	06/28/2012	$80,000,000	$80,000,000	3.8%

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/PPM America Total Return Fund
U.S. Treasury Bond Future, 20-Year	September 2012	41	$24,444
U.S. Treasury Note Future, 5-Year	September 2012	(291)	(41,049)
U.S. Treasury Note Future, 10-Year	September 2012	(103)	(29,732)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2012	48	152,177
			$105,840

Abbreviations:

ABS - Asset-Backed Security

MBS - Mortgage-Backed Security

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Assets and Liabilities

June 30, 2012

	JNL/PPM America Total Return Fund	JNL Money Market Fund
Assets
Investments - unaffiliated, at value (a) (d)	$324,240,035	$1,019,829,510
Investments - affiliated, at value (b)	71,603,622	—
Repurchase Agreements	—	1,054,100,000
Total investments, at value (c)	395,843,657	2,073,929,510
Cash	18,156	—
Receivable for investments sold	23,738,150	51,214,122
Receivable for fund shares sold	726,380	—
Receivable for dividends and interest	2,242,309	2,035,709
Receivable for variation margin	117,711	—
Receivable for deposits with broker	144,565	—
Other assets	1,704	6,587
Total assets	422,832,632	2,127,185,928

Liabilities
Payable for advisory fees	133,912	324,568
Payable for administrative fees	26,782	—
Payable for 12b-1 fee (Class A)	18,084	—
Payable for investment securities purchased	55,250,078	—
Payable for fund shares redeemed	228,913	—
Payable for dividends	—	104,071
Payable for trustee fees	2,004	40,954
Payable for other expenses	959	46,611
Payable for variation margin	210,567	—
Payable upon return of securities loaned	33,697,620	—
Total liabilities	89,568,919	516,204
Net assets	$333,263,713	$2,126,669,724

Net assets consist of:
Paid-in capital	$312,056,106	$2,126,655,342
Undistributed (excess of distributions over) net investment income	3,691,757	(23,718)
Accumulated net realized gain	9,382,458	38,100
Net unrealized appreciation on investments and foreign currency	8,133,392	—
	$333,263,713	$2,126,669,724

Shares outstanding (no par value), unlimited shares authorized	29,350,384	2,126,655,649
Net asset value per share	$11.35	$1.00

(a) Investments - unaffiliated, at cost	$316,212,483	$2,073,929,510
(b) Investments - affiliated, at cost	71,603,622	—
(c) Total investments, at cost	$387,816,105	$2,073,929,510
(d) Including value of securities on loan	32,911,606	—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Operations

For the Six Months Ended June 30, 2012

	JNL/PPM America Total Return Fund	JNL Money Market Fund
Investment income
Dividends(a)	$57,398	$3
Interest	4,792,199	2,436,920
Securities lending	45,938	—
Total investment income	4,895,535	2,436,923

Expenses
Advisory fees	771,825	1,887,210
Administrative fees	154,363	—
12b-1 fee (Class A)	308,731	—
Legal fees	769	5,166
Trustee fees	2,941	19,901
Other expenses	1,179	24,381
Total expenses	1,239,808	1,936,658
Net expenses	1,239,808	1,936,658
Net investment income	3,655,727	500,265

Realized and unrealized gain
Net realized gain on:
Unaffiliated investments	8,835,775	38,445
Futures contracts	178,087	—
Net change in unrealized appreciation on:
Investments	4,922,580	—
Futures contracts	148,933	—
Net realized and unrealized gain	14,085,375	38,445

Net increase in net assets from operations	$17,741,102	$538,710

(a) Dividends from affiliated investments	$56,438	$—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets

	JNL/PPM America Total Return Fund
	For the Six Months Ended June 30, 2012	For the two months December 31, 2011	For the Year Ended October 31, 2011
Operations
Net investment income	$3,655,727	$420,500	$1,236,897
Net realized gain	9,013,862	392,570	1,491,724
Net change in unrealized appreciation (depreciation)	5,071,513	1,684,738	(740,381)
Net increase in net assets from operations	17,741,102	2,497,808	1,988,240
Distributions to shareholders
From net investment income
Class A	—	(1,472,069)	(1,191,029)
From net realized gains
Class A	—	(1,518,271)	(1,964,107)
Total distributions to shareholders	—	(2,990,340)	(3,155,136)
Share transactions(1)
Proceeds from the sale of shares
Class A	28,986,015	299,111,113	—
Reinvestment of distributions
Class A	—	2,990,340	3,155,136
Cost of shares redeemed
Class A	(15,054,398)	(29,494,315)	—
Net increase in net assets from share transactions	13,931,617	272,607,138	3,155,136
Net increase net assets	31,672,719	272,114,606	1,988,240
Net assets beginning of period	301,590,994	29,476,388	27,488,148
Net assets end of period	$333,263,713	$301,590,994	$29,476,388
Undistributed net investment income	$3,691,757	$36,030	$1,074,996

(1)Share transactions
Shares sold
Class A	2,578,432		28,115,962		—
Reinvestment of distributions
Class A	—		281,907		292,956
Shares redeemed
Class A	(1,356,758)		(2,782,423)		—
Net increase
Class A	1,221,674		25,615,446		292,956
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$635,505,475	(a)	$320,430,788	(b)	$83,764,932	(c)
Proceeds from sales of securities	660,377,853	(a)	64,500,522	(b)	84,010,994	(c)

(a)  Amounts include $350,018,264 and $302,212,029 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $144,859,818 and $59,265,412 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $804,131 and $3,163,848 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL Money Market Fund
	For the Six Months Ended June 30, 2012	For the two months December 31, 2011	For the year ended October 31, 2011
Operations
Net investment income	$500,265	$78,587	$775,761
Net realized gain (loss)	38,445	(345)	51,766
Net change in unrealized appreciation (depreciation)	—	—	—
Net increase in net assets from operations	538,710	78,242	827,527
Distributions to shareholders
From net investment income
Institutional Class	(494,856)	(106,305)	(775,761)
From net realized gains
Institutional Class	—	(53,457)	(5,025)
Total distributions to shareholders	(494,856)	(159,762)	(780,786)
Share transactions(1)
Proceeds from the sale of shares
Institutional Class	9,561,401,754	3,285,833,304	18,692,886,046
Cost of shares redeemed
Institutional Class	(9,475,278,052)	(3,139,649,965)	(18,308,854,731)
Net increase in net assets from share transactions	86,123,702	146,183,339	384,031,315
Net increase net assets	86,167,556	146,101,819	384,078,056
Net assets beginning of period	2,040,502,168	1,894,400,349	1,510,322,293
Net assets end of period	$2,126,669,724	$2,040,502,168	$1,894,400,349
Undistributed (excess of distributions over) net investment income	$(23,718)	$(29,127)	$—

(1)Share transactions
Shares sold
Institutional Class	9,561,401,754		3,285,833,304		18,692,886,046
Reinvestment of distributions
Institutional Class	—		—		—
Shares redeemed
Institutional Class	(9,475,278,052)		(3,139,649,965)		(18,308,854,731)
Net increase
Institutional Class	86,123,702		146,183,339		384,031,315
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$461,261,761	(a)	$217,652,435	(b)	$—
Proceeds from sales of securities	447,588,168	(a)	58,825,752	(b)	—

(a) Amounts include $399,394,677 and $242,634,168 of purchases and sales, respectively, of U.S. Government Securities.

(b) Amounts include $189,805,215 and $13,159,410 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

		Increase (Decrease) from Investment Operations(a)				Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains, (Losses)	Total from Investment Operations		Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Total Return Fund
06/30/2012	$10.72	$0.13	$0.50	$0.63		$—		$—	$11.35	5.88%	$333,264	151	% (e)	0.80%	0.80%	2.37%
12/31/2011 (f)	11.73	0.04	0.04	0.08		(0.49)		(0.60)	10.72	0.87	301,591	33	(e)	0.76	0.76	2.41
10/31/2011	12.38	0.50	0.27	0.77		(0.54)		(0.88)	11.73	7.25	29,476	302	(e)	0.61	0.61	4.36
10/31/2010	11.94	0.53	1.09	1.62		(0.49)		(0.69)	12.38	14.88	27,488	246	(e)	0.60	0.60	4.56
10/31/2009 (g)	10.00	0.40	1.54	1.94		—		—	11.94	19.40	23,923	476	(e)	0.80	0.80	4.39
JNL Money Market Fund
06/30/2012	1.00	0.00	—	0.00	(h)	(0.00	) (h)	—	1.00	0.02	2,126,670	n/a		0.19	0.19	0.05
12/31/2011 (f)	1.00	0.00	—	0.00	(h)	(0.00	) (h)	—	1.00	0.01	2,040,502	n/a		0.19	0.19	0.03
10/31/2011	1.00	0.00	—	0.00	(h)	(0.00	) (h)	—	1.00	0.05	1,894,400	n/a		0.19	0.20	0.05
10/31/2010	1.00	0.00	—	0.00	(h)	(0.00	) (h)	—	1.00	0.06	1,510,322	n/a		0.20	0.20	0.06
10/31/2009	1.00	0.01	—	0.01		(0.01)		—	1.00	0.60	844,206	n/a		0.21	0.21	0.49
10/31/2008	1.00	0.03	—	0.03		(0.03)		—	1.00	3.12	504,934	n/a		0.21	0.21	3.14

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.
(d)	Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions.
(e)

Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 647% for the period ended October 31, 2009, 454% for the year ended October 31, 2010, 410% for the year ended October 31, 2011, 56% for the period ended December 31, 2011 and 212% for the period ended June 30, 2012.

(f)	For the two months ended December 31, 2011.
(g)	Commencement of operations for JNL/PPM America Total Return Fund was December 29, 2008.
(h)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

NOTE 1.  ORGANIZATION

The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended, (“1933 Act”) as an open-end management investment company issuing its shares in various series. Each series is known as a “Fund” (collectively, “Funds”) and represents a distinct portfolio with its own investment objectives and policies.  The Trust currently consists of two (2) separate Funds, the JNL/PPM America Total Return Fund, for which PPM America, Inc. serves as the Sub-Adviser, and the JNL Money Market Fund, for which Wellington Management Company, LLP serves as Sub-Adviser.  The JNL/PPM America Total Return Fund and the JNL Money Market Fund are diversified investment companies as defined in the 1940 Act.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company (“Jackson”), serves as investment adviser to each of the Funds.  The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  PPM America, Inc., the Sub-Adviser for JNL/PPM America Total Return Fund, is an affiliate of JNAM.  At June 30, 2012, affiliated investment funds owned 100% of the outstanding capital shares of the JNL/PPM America Total Return Fund and the JNL Money Market Fund.

The JNL/PPM America Total Return Fund presently offers one class of shares, Class A, which are available for investment to certain Funds in the JNL Series Trust, an open end management investment company advised by JNAM. The JNL Money Market Fund offers an Institutional Class of shares.  Institutional Class shares are not sold to retail investors but are available for investment to affiliated Funds.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation — Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Funds’ Advisers, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on a liquid exchange are valued at the settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Pricing Committee may rely on pricing services or other sources, including the Funds’ Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Recent Accounting Pronouncements - In April 2011, Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”.  ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity.  ASU 2011-03 eliminates the collateral maintenance provision that an entity may use to determine whether a transfer of securities in a repurchase agreement is accounted for as a sale or a secured borrowing.  ASU 2011-03 may cause certain dollar roll transactions that are currently accounted for as purchase and sale to be characterized as a secured borrowing transaction.  ASU 2011-03 is effective for the Funds in the current reporting period and disclosures required under ASU 2011-03 are included in this report.  For the period ending June 30, 2012, the Funds did not have material transactions characterized as secured borrowing transactions.

In May 2011, FASB released ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”.  ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures.  Entities need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs for Level 3 fair valuations.  ASU 2011-04 is effective for the Funds in the current reporting period and the disclosures required under ASU 2011-04 are included in these Notes to Financial Statements.

In December 2011, FASB released ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities”.  ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  ASU 2011-11 will enhance disclosures by requiring improved information about financial instruments and derivative instruments that meet the criteria for offsetting amounts in the balance sheet or are subject to a master netting arrangement.  The information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial positions, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments.  ASU 2011-11 is effective for the annual periods beginning on or after January 1, 2013 and the interim periods within those annual periods.  Management is currently evaluating the impact ASU 2011-11 will have on the Funds’ financial statements.

Distributions to Shareholders — The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  The JNL/PPM America Total Return Fund generally declares and pays dividends from net investment income annually, but may pay more frequently to avoid excise tax.  The JNL Money Market Fund declares dividends daily and pays dividends monthly.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.

Expenses — Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Guarantees and Indemnifications — In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Trust’s contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3.  FASB ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which are valued as a practical expedient at its daily reported NAV.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2012 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$32,561,854	$—	$32,561,854
Corporate Bonds and Notes	—	145,120,272	—	145,120,272
Government and Agency Obligations	—	143,082,554	—	143,082,554
Common Stocks	33,605	—	—	33,605
Preferred Stocks	2,486,600	—	—	2,486,600
Trust Preferreds	955,150	—	—	955,150
Short Term Investments	71,603,622	—	—	71,603,622
Fund Total	$75,078,977	$320,764,680	$—	$395,843,657

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL Money Market Fund
Corporate Bonds and Notes	$—	$73,177,314	$—	$73,177,314
Government and Agency Obligations	—	533,991,615	—	533,991,615
Short Term Investments	54,935	1,466,705,646	—	1,466,760,581
Fund Total	$54,935	$2,073,874,575	$—	$2,073,929,510

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Future Contracts	$176,621	$—	$—	$176,621

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Future Contracts	$(70,781)	$—	$—	$(70,781)

(1) Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Funds recognize transfers between levels as of the beginning of the period.  There were no material transfers into or out of Level 1, 2 or 3 during the period.  There were no material Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2012.

NOTE 4.  SECURITIES INVESTMENTS, INVESTMENT RISKS AND REGULATORY MATTERS

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - A Fund may invest in repurchase agreements.  A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker/dealer, to repurchase that security back from the Fund at a specified price and date or upon demand.  The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements.  The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Delayed-Delivery Securities - The JNL/PPM America Total Return Fund may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss.  When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, the JNL/PPM America Total Return Fund may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.  Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral.  Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Mortgage-Backed Dollar and Treasury Roll Transactions — The JNL/PPM America Total Return Fund may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  The Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, the Fund forgoes interest and principal paid on the mortgage-backed securities.  The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

repurchased security is determined to be substantially the same, the transaction is accounted for as secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Securities Lending and Securities Lending Collateral — The JNL/PPM America Total Return Fund lends securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers pay the Fund’s securities lending agent negotiated lender fees and the Fund receives a fee equal to a percentage of the negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  The Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Fund.  JNL/PPM America Total Return Fund has cash collateral invested in the Securities Lending Cash Collateral Fund, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to JNAM affiliated funds.

Senior and Junior Loans - A Fund may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date.  Interest income on these loans is accrued based on the terms of the securities.  Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Regulatory Matters - On February 8, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to several of its rules relating to commodity pool operators, including Rule 4.5.  The Funds currently rely on Rule 4.5’s exclusion from CFTC regulation for regulated investment companies.  Management is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

NOTE 5.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the JNL/PPM America Total Return Fund are discussed in the following paragraphs.

Futures Contracts — The JNL/PPM America Total Return Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives.  During the period, the Fund used futures contracts to manage exposure to or hedge changes in interest rates and to replicate treasury bond positions.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

At June 30, 2012, variation margin related to futures is reflected as receivable or payable for variation margin in the Statement of Assets and Liabilities.  During the period ended June 30, 2012, realized gains and change in unrealized appreciation/(depreciation) in futures contracts is reflected for such investments in the Statement of Operations.  The futures contracts outstanding as of June 30, 2012, as disclosed in the Notes to the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund.  For the period ended June 30, 2012, the average monthly value at purchase for futures in the JNL/PPM America Total Return Fund was $12,323,097 long and $48,080,807 short.

NOTE 6.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.  The JNL/PPM America Total Return Fund is obligated to pay JNAM an annual rate of 0.50% for net assets up to $1 billion and 0.45% for net assets over $1 billion.  The JNL Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million and 0.18% for net assets over $750 million.

Administrative Fee — JNAM also serves as the “Administrator” to the Funds.  The JNL/PPM America Total Return Fund pays JNAM an Administrative Fee at an annual rate of 0.10% of the average daily net assets of the Fund which is accrued daily and paid monthly.  JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Money Market Fund at no additional cost.  In accordance with the administration agreement, JNAM is responsible for payment of the following expenses: fund accounting, shareholder reporting, shareholder servicing, certain legal, insurance, custody, audit, and tax fees.  Additionally, JNAM provides transfer agency services.

Fee Waiver and Expense Reimbursements — Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL Money Market Fund to the extent necessary to limit operating expenses of the Fund (excluding brokerage expense, interest, taxes and dividend, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the year.  In addition, when the Fund receives income sufficient to pay a dividend, JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years.  During the period ended June 30, 2012, no fees were waived under the contractual expense limitation agreement.  None of the waived fees and reimbursed expenses have been recovered from the Fund by the Adviser.

Rule 12b-1 Fees - The JNL/PPM America Total Return Fund adopted a Distribution Plan under the provisions under Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s Class A shares.  Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares.  JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries.  For the JNL/PPM America Total Return Fund, the maximum annual 12b-1 fee allowed is 0.20% of the average daily net assets attributable to Class A shares.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.  Institutional Class shares of JNL Money Market Fund have no Rule 12b-1 Fees.

Deferred Compensation Plan — Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan.  Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%).  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2012, the JNL/PPM America Total Return Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the JNL/PPM America Total Return Fund and its affiliates and is not available for direct purchase by members of the public.  JNL/PPM America Total Return Fund’s investment in JNL Money Market Fund on June 30, 2012 and December 31, 2011 was $37,906,002 and $69,859,053, respectively.  During the period ended June 30, 2012, dividend income received from this investment was $10,500 and there was no realized gain or loss relating to transactions in this investment.  The JNL/PPM America Total Return Fund participates in securities lending and receives cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Fund’s Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The total value and cost of affiliated investments are disclosed separately in the Statement of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statement of Operations.

NOTE 7.  FEDERAL INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  To the extent there are differences between the amounts recognized for financial statements and federal income tax purposes that are permanent in nature, such amounts are

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, market discount or paydown reclassifications, net operating losses, accounting treatment of notional principal contracts and distribution adjustments.  These reclassifications have no impact on net assets.

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010.  In general, the provisions of the Act were effective for the Funds’ fiscal period ending December 31, 2011.  Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period.  However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

At December 31, 2011, the Funds’ last fiscal period end, the following Fund had post-enactment unused capital loss carryovers for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows:

	Short-Term Capital Losses	Long-Term Capital Losses
JNL Money Market Fund	$345	$—

As of June 30, 2012, the cost of investments and the components of net unrealized appreciation, for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
JNL/PPM America Total Return Fund	$387,816,251	$8,352,626	$(325,220)	$8,027,406
JNL Money Market Fund	2,073,929,510	—	—	—

The JNL/PPM America Total Return Fund paid distributions of $2,477,913 and $2,643,450 from net ordinary income which consists of net taxable income derived from dividends and interest and net short-term capital gains, if any, during the period ended December 31, 2011, and the year ended October 31, 2011, respectively.  The JNL/PPM America Total Return Fund paid distributions from long term capital gains of $512,427 and $511,686 during the period ended December 31, 2011 and the year ended October 31, 2011, respectively.  The JNL Money Market Fund paid distributions of $159,762 and $780,786 from net ordinary income which consists of net taxable income derived from dividends and interest and net short-term capital gains, if any, during the period ended December 31, 2011, and the year ended October 31, 2011, respectively.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2008, 2009, 2010 and 2011 which remain subject to examination, by the Internal Revenue Service.  These returns are not subject to examination by any other tax jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the period ended June 30, 2012.

NOTE 8.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

JNL Investors Series Trust (Unaudited)

Additional Disclosures

June 30, 2012

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/01/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/01/2012	Ending Account Value 6/30/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/PPM America Total Return Fund
Class A	$1,000.00	$1,058.80	0.80%	$4.10	$1,000.00	$1,020.89	0.80%	$4.02
JNL Money Market Fund
Institutional Class	1,000.00	1,000.20	0.19	0.94	1,000.00	1,023.92	0.19	0.96

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines

The Funds’ Board has adopted the Proxy voting policies and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers.  The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest, in accordance with their policies and procedures.  A description of the policy and the procedures used by the Funds to vote proxies relating to the portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 are available (1) without charge, upon request by calling 1-866-255-1935, and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES OF THE JNL INVESTORS SERIES TRUST (THE “TRUST”)

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2012.

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$2,359	$0	$0	$84,000	(4)
William J. Crowley, Jr.	$2,640	$0	$0	$94,000	(5)
Dominic D’Annunzio	$2,430	$0	$0	$86,500	(6)
Michelle Engler(3)	$2,851	$0	$0	$101,500
James Henry	$2,430	$0	$0	$86,500	(7)
Richard McLellan	$2,289	$0	$0	$81,500
William R. Rybak	$2,570	$0	$0	$91,500
Patricia Woodworth	$2,359	$0	$0	$84,000	(8)
Steven J. Fredricks(2)	$6,292	$0	$0	$224,000

(1) The fees paid to the independent Trustees are paid for combined meetings of all Funds in the Fund Complex.  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees are $709,500.

(2) Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(3) Ms. Engler is an ex officio (non-voting) member of the Governance Committee.  Therefore, she does not receive any compensation as a member of the Governance Committee.

(4) Amount includes $4,200 deferred by Mr. Bouchard.

(5) Amount includes $70,500 deferred by Mr. Crowley.

(6) Amount includes $43,250 deferred by Mr. D’Annunzio.

(7) Amount includes $77,850 deferred by Mr. Henry.

(8) Amount includes $84,000 deferred by Ms. Woodworth.

JNL INVESTORS SERIES TRUST

(THE “TRUST”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds (each a “Fund” and collectively the “Funds”) and, as required by law, determines annually whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on June 11-12, 2012, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (“Independent Trustees”) considered information relating to the continuation of these Agreements.  In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussion, the Board approved the Agreements through June 30, 2013.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) profitability data, (4) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (5) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”).  The performance reviewed by the Board was for periods ended on December 31, 2011 (unless otherwise noted).  When available, the Board considered one-, five-, ten-year, or since inception performance.

JNL Money Market Fund.  The Board considered that the Fund outperformed the peer group and its benchmark for the five-year and since inception periods.  The Board also noted that the Fund outperformed the peer group but underperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Total Return Fund.  The Board considered that the Fund outperformed its benchmark and the peer group for the one-year and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s).  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL Money Market Fund.  The Board considered that the Fund’s advisory fees are higher than the peer group average and the Fund’s sub-advisory fees are lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Total Return Fund.  The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings.  In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).  The Board considered that each service to be provided to the Funds by JPMorgan affiliates are pursuant to a written agreement, which the Board evaluates periodically as required by law.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)                                  Included as a part of the report to shareholders filed under Item 1.

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)                                  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)               (1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)              The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 29, 2012

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	August 29, 2012

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.